Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15: SUBSEQUENT EVENTS
On July 22, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2015 of $0.4125 per unit. The distribution is payable on August 12, 2015 to all holders of record of common units, subordinated units, subordinated Series A units and general partner units on August 6, 2015. The aggregate amount of the declared distribution is anticipated to be $8,536.